Significant accounting policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies

(a)	Basis of preparation
The accompanying unaudited interim consolidated financial statements and notes have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and follow disclosure required under Regulation S-X provided by the U.S. Securities and Exchange Commission. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments that are of a recurring nature and necessary for a fair presentation of the results of interim operations.
The significant accounting policies applied to these unaudited interim consolidated financial statements of APUC are consistent with those disclosed in the consolidated financial statements of APUC for the year ended December 31, 2019, except for adopted accounting policies described in note 2(a) and note 1(e).

(b)	COVID-19 Pandemic
The preparation of these unaudited interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.
The ongoing outbreak of the novel strain of coronavirus (“COVID-19”) has resulted in business suspensions and shutdowns that has caused changes in consumption patterns of the Company's customers. Force majeure or similar notices have been received from suppliers and/or contractors for all of the Company's major renewable energy construction projects. Certain manufacturing, transportation and delivery delays have occurred, and similar future disruptions are possible due to COVID-19. However, the U.S. Internal Revenue Service recently extended by one year the "continuity safe harbor" deadline by which renewable projects must be placed in service to qualify for the maximum permissible U.S. federal tax credits. The Company’s business, financial condition, cash flows and results of operations, are subject to actual and potential future impacts resulting from COVID-19, the full extent of which is not currently known. The Company has made estimates of the impact of COVID-19 within its financial statements and there may be changes to those estimates in future periods.

(c)	Seasonality
APUC's operating results are subject to seasonal fluctuations that could materially impact quarter-to-quarter operating results and, thus, one quarter's operating results are not necessarily indicative of a subsequent quarter's operating results. Where decoupling mechanisms exist, total volumetric revenue is prescribed by the applicable regulatory authority and is not affected by usage. APUC's different electrical distribution utilities can experience higher or lower demand in the summer or winter depending on the specific regional weather and industry characteristics. During the winter period, natural gas distribution utilities experience higher demand than during the summer period. APUC’s water and wastewater utility assets’ revenues fluctuate depending on the demand for water, which is normally higher during drier and hotter months of the summer. APUC’s hydroelectric energy assets are primarily "run-of-river" and as such fluctuate with the natural water flows. During the winter and summer periods, flows are generally slower, while during the spring and fall periods flows are heavier. For APUC's wind energy assets, wind resources are typically stronger in spring, fall and winter and weaker in summer. APUC's solar energy assets experience greater insolation in summer, weaker in winter.

1.	Significant accounting policies (continued)

(d)	Foreign currency translation
APUC’s reporting currency is the U.S. dollar. Within these unaudited interim consolidated financial statements, the Company denotes any amounts denominated in Canadian dollars with “C$” immediately prior to the stated amount.
Effective January 1, 2020, the functional currency of APUC, the non-consolidated parent entity, changed from the Canadian dollar to the U.S. dollar based on a balance of facts taking into consideration its operating, financing and investing activities. As a result of the entity's change of functional currency, changes were made to certain hedging relationships to mitigate the remaining Canadian dollar risk (note 21(b)(iii)).

(e)	Current expected credit losses
The Company adopted the U.S. Financial Accounting Standards Board ("FASB") Financial Instrument —Credit Losses Topic 326 ("ASC 326") in the first quarter of 2020 using a modified retrospective approach. The Company has trade accounts receivable and loans receivable from its equity method investees in both the Regulated Services and Renewable Energy Group. New allowance policies were implemented for the Company's loans receivable and the Renewable Energy Group's trade accounts receivable. The impact to the Company's bad debt expense upon adoption was not significant.